Document and Entity Information	Oct. 18, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001413837
Document Type	8-K
Document Period End Date	Oct. 18, 2024
Entity Registrant Name	FIRST FOUNDATION INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36461
Entity Tax Identification Number	20-8639702
Entity Address, Address Line One	200 Crescent Court
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(469)
Local Phone Number	638-9636
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	FFWM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false